INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2025
Reconciliation of changes in intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets

	LICENSE AGREEMENTS	BRANDS	COMPUTER SOFTWARE	NON-COMPETE AGREEMENT	CUSTOMER RELATIONSHIP	TOTAL
Cost
Balance, September 30, 2023	$12,941	$6,258	$848	$585	$—	$20,632
Additions	607	—	—	—	—	607
Balance, September 30, 2024	$13,548	$6,258	$848	$585	$—	$21,239
Acquisitions through business combinations (Note 26)	—	41,126	130	—	5,200	46,456
Additions	27	—	—	—	—	27
Balance, September 30, 2025	$13,575	$47,384	$978	$585	$5,200	$67,722

Accumulated amortization and impairment
Balance, September 30, 2023	$(5,527)	$(3,340)	$(848)	$(293)	$—	$(10,008)
Amortization	(2,124)	(898)	—	(117)	—	(3,139)
Balance, September 30, 2024	$(7,651)	$(4,238)	$(848)	$(410)	$—	$(13,147)
Amortization	(2,124)	(2,962)	(8)	(117)	(853)	(6,064)
Balance, September 30, 2025	$(9,775)	$(7,200)	$(856)	$(527)	$(853)	$(19,211)

Carrying amount
September 30, 2024	$5,897	$2,020	$—	$175	$—	$8,092
September 30, 2025	$3,800	$40,184	$122	$58	$4,347	$48,511